INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision

The income taxprovision (benefit) consists of the following:

	For the Years ended December 31,
	2014	2013
Current:
Federal	$-	$337,016
State and local	-	29,344
Utilization of net operating loss carryforward	-	(346,783)
	-	19,577
Deferred:
Federal	(4,337,272)	202,531
State and local	(463,060)	34,178
	(4,800,332)	236,709
Change in valuation allowance	5,567,665	(781,077)
	767,333	(544,368)
Income tax provision (benefit)	$767,333	$(524,791)

Schedule of Effective Income Tax Rate Reconciliation

The following isa reconciliation of the expected tax expense (benefit) on the U.S. statutory rate to the actual tax expense (benefit) reflectedin the accompanying statement of operations:

	For the Years Ended December 31,
	2014	2013
U.S. federal statutory rate	(34.00)%	34.00%
State and local taxes, net of federal benefit	(2.98)%	3.63%
Amortization of debt discount	—	13.95%
Debt conversion inducement	—	40.76%
Net operating loss tax adjustment	—	(9.65)%
Other permanent differences	0.29%	3.00%
Alternative minimum tax	—	6.97%
Change in valuation allowance	42.55%	(282.42)%
Income tax provision (benefit)	5.86%	(189.76)%

Schedule of Deferred Tax Assets and Liabilities

As of December 31, 2014 and 2013, theCompany’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2014	2013
Current deferred tax assets:
Net operating loss carryforwards	$4,556,515	$169,404
Stock-based compensation expense	507,864	442,813
Alternative minimum tax credit carryforwards	15,336	19,283
Reserves and allowances	263,609	97,587
Inventory	269,865	59,320
Accrued expenses and deferred income	53,442	8,824
Severance	27,555	—
Charitable contributions	1,260	1,317
Total current deferred tax assets	5,695,446	798,548
Current deferred tax liabilities:
Section 481 (a) adjustment	—	(24,450)
Property and equipment	—	(7,600)
Total current deferred tax liabilities	—	(32,050)
Net current deferred tax assets	5,695,446	766,498
Valuation allowance	(5,695,446)	—

Net deferred tax assets	$—	$766,498